Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories

Note 3 – Inventories:

Inventories are summarized as follows:

	December 31,
	2014	2013
Raw materials	$2,321,458	$1,431,422
Packaging components material	1,158,967	805,424
Finished goods	3,905,219	3,459,707
	7,385,644	5,696,553
Reserve for obsolescence	(71,493)	(184,328)
	$7,314,151	$5,512,225